Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	$ 2,659	$ 5,744
Liabilities	(29,365)	(7,485)
Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	91,349	12,739
Liabilities	(95,199)	(23,802)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	2,659	4,985
Liabilities	(24,509)	(2,719)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	25,582	11,679
Liabilities	(29,295)	(22,982)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets		759
Liabilities	(77)	(374)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets		1,060
Liabilities	(137)	(820)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	(4,779)	(4,392)
embedded derivative | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	(65,767)
Bond option | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	$ 65,767